Commitments and contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

9. Commitments and contingencies

The Company recognizes and discloses commitments when it enters into executed contractual obligations with other parties. The Company accrues contingent liabilities when it is probable that future expenditures will be made and such expenditures can be reasonably estimated.

In July 2017, the Company extended the lease for its office space in Maynard, Massachusetts. The new lease for 3,558 square feet of office space has a term of five years and seven months, ending March 2023, with total annual rent payments of approximately $60 thousand increasing to $68 thousand during the term of the lease. The lease includes a period of free rent totaling $26,830, which is being amortized over the lease term. There have been no other material changes to the commitments and contingencies disclosed in our annual report on Form 10-K as of and for the year ended December 31, 2016.

11. Commitments and contingencies

The Company recognizes and discloses commitments when it enters into executed contractual obligations with other parties. The Company accrues contingent liabilities when it is probable that future expenditures will be made and such expenditures can be reasonably estimated.

Lease commitments

In May 2016, the Company extended its lease for its Panama farm site. The lease has a term of two years, ending in May 2018, with total rent payments of $360,000.

In addition, the Company leases office space in Brazil and Maynard, Massachusetts on a month-to-month basis.

Total rent expense in 2016 was $202,788 (2015: $202,237; 2014: $349,641). Future minimum commitments under the Company’s operating leases are $240,000 with $180,000 in 2017 and $60,000 in 2018.

Employment agreements

The Company has employment agreements with certain of its officers. The agreements provide for base pay and benefits, as defined. Under certain circumstances of termination, the Company must make severance payments.